Schedule of Investments
March 31, 2021 (unaudited)

Moderate Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 39.6%

Communication Services - 4.2%
Activision Blizzard Inc	6,702	623,286
Alphabet Inc - Class A (2)	286	589,881
Alphabet Inc - Class C (2)	734	1,518,374
AMC Entertainment Holdings Inc - Class A	622	6,351
AMC Networks Inc - Class A (2)	76	4,040
AT&T Inc	4,517	136,730
Boston Omaha Corp (2)	345	10,198
Cinemark Holdings Inc	17	347
Comcast Corp - Class A	14,193	767,983
Cumulus Media Inc (2)	12	109
DHI Group Inc (2)	344	1,152
Discovery Inc (2)	633	27,510
Electronic Arts Inc	1,607	217,540
EW Scripps Co/The	43	829
Facebook Inc (2)	4,172	1,228,779
Fluent Inc (2)	689	2,825
Fox Corp - Class A	47	1,697
Frontier Communications Corp (2)	1,310	367
Gray Television Inc	781	14,370
Interpublic Group of Cos Inc/The	10,375	302,950
Lions Gate Entertainment Corp - Class A (2)	512	7,654
Meredith Corp	160	4,765
MSG Networks Inc (2)	434	6,527
Netflix Inc (2)	731	381,333
News Corp - Class A	1,268	32,245
Nexstar Media Group Inc	45	6,319
ORBCOMM Inc (2)	216	1,648
Pinterest Inc - Class A (2)	770	57,003
Roku Inc - Class A (2)	298	97,079
Spotify Technology SA (2)	326	87,352
Take-Two Interactive Software Inc (2)	66	11,662
TechTarget Inc (2)	379	26,322
TEGNA Inc	1,305	24,573
Telephone and Data Systems Inc	718	16,485
Twitter Inc (2)	1,807	114,979
Verizon Communications Inc	12,298	715,129
ViacomCBS Inc	291	13,124
ViacomCBS Inc	763	35,991
Walt Disney Co/The	1,064	196,329
Yelp Inc (2)	14	546
Zillow Group Inc (2)	306	39,670

		7,332,053

Consumer Discretionary - 5.2%
Abercrombie & Fitch Co	37	1,269
Adient PLC (2)	84	3,713
Amazon.com Inc (2)	643	1,989,493
Aptiv PLC (2)	173	23,857
Aramark	512	19,343
Aspen Group Inc/CO (2)	292	1,752
Best Buy Co Inc	2,318	266,130
Big Lots Inc	66	4,508
BorgWarner Inc	414	19,193
Boyd Gaming Corp (2)	391	23,053
Brinker International Inc	119	8,456
Caleres Inc	35	763
Camping World Holdings Inc	406	14,770
Capri Holdings Ltd (2)	317	16,167
Chipotle Mexican Grill Inc (2)	230	326,789
Cooper Tire & Rubber Co	150	8,397
Crocs Inc (2)	1,821	146,499
Dana Inc	621	15,109

Darden Restaurants Inc	240	34,080
Deckers Outdoor Corp (2)	349	115,317
Del Taco Restaurants Inc	111	1,063
Dillard's Inc - Class A	15	1,449
Dollar Tree Inc (2)	363	41,549
DR Horton Inc	2,261	201,500
eBay Inc	1,185	72,569
El Pollo Loco Holdings Inc (2)	201	3,240
Etsy Inc (2)	108	21,780
Everi Holdings Inc (2)	155	2,187
Fiesta Restaurant Group Inc (2)	73	919
Foot Locker Inc	244	13,725
Ford Motor Co (2)	398	4,876
Fossil Group Inc (2)	125	1,550
GameStop Corp (2)	97	18,413
General Motors Co	4,118	236,620
Genesco Inc (2)	75	3,563
Gentex Corp	950	33,887
Goodyear Tire & Rubber Co/The	504	8,855
Greenlane Holdings Inc (2)	344	1,825
Group 1 Automotive Inc	59	9,310
GrowGeneration Corp (2)	151	7,503
Guess? Inc	110	2,585
Hanesbrands Inc	122	2,400
Hilton Grand Vacations Inc (2)	955	35,803
Home Depot Inc/The	3,488	1,064,712
Houghton Mifflin Harcourt Co (2)	247	1,882
Installed Building Products Inc	1	111
International Game Technology PLC	1,142	18,329
Kohl's Corp	312	18,598
L Brands Inc (2)	285	17,630
Lakeland Industries Inc (2)	200	5,572
Las Vegas Sands Corp	74	4,496
LCI Industries	101	13,360
Lear Corp	234	42,413
Lennar Corp	873	88,374
Lowe's Cos Inc	3,909	743,414
Lululemon Athletica Inc (2)	111	34,045
Lumber Liquidators Holdings Inc (2)	201	5,049
M/I Homes Inc (2)	198	11,696
Magnite Inc (2)	234	9,737
MarineMax Inc (2)	133	6,565
Marriott International Inc/MD (2)	177	26,215
McDonald's Corp	3,496	783,593
Meritage Homes Corp (2)	290	26,657
MGM Resorts International	586	22,262
Modine Manufacturing Co (2)	301	4,446
Nathan's Famous Inc	23	1,451
Nautilus Inc (2)	116	1,814
Newell Brands Inc	51	1,366
ODP Corp/The	304	13,160
OneWater Marine Inc (2)	476	19,021
Overstock.com Inc (2)	48	3,180
Papa John's International Inc	332	29,428
Party City Holdco Inc (2)	296	1,717
Penn National Gaming Inc (2)	357	37,428
Polaris Inc	16	2,136
PulteGroup Inc	3,793	198,905
Qurate Retail Inc - Class A	1,111	13,065
RCI Hospitality Holdings Inc	96	6,105
Red Rock Resorts Inc	196	6,388
Rent-A-Center Inc/TX	2,283	131,638
Scientific Games Corp (2)	207	7,974
Shake Shack Inc (2)	192	21,652
Sonic Automotive Inc	129	6,395
Starbucks Corp	3,218	351,631
Sturm Ruger & Co Inc	105	6,937
Superior Industries International Inc (2)	121	687
Tapestry Inc (2)	690	28,435
Target Corp	1,207	239,070
Taylor Morrison Home Corp (2)	789	24,309
Tenneco Inc (2)	1,144	12,264
Tesla Inc (2)	1,339	894,358
Texas Roadhouse Inc (2)	136	13,048
Thor Industries Inc	743	100,112
Tilly's Inc - Class A (2)	35	396
TopBuild Corp (2)	26	5,445
Town Sports International Holdings Inc (2)	961	274
Tupperware Brands Corp (2)	108	2,852

Ulta Beauty Inc (2)	39	12,058
Vista Outdoor Inc (2)	46	1,475
VOXX International Corp (2)	169	3,221
Waitr Holdings Inc (2)	517	1,515
Williams-Sonoma Inc	15	2,688
Winnebago Industries Inc	76	5,830
Workhorse Group Inc (2)	229	3,153
XPEL Inc (2)	68	3,531
Yum! Brands Inc	281	30,399
Zumiez Inc (2)	55	2,360

		8,963,856

Consumer Staples - 0.9%
Bunge Ltd	5,023	398,173
Casey's General Stores Inc	508	109,825
Celsius Holdings Inc (2)	18	865
Conagra Brands Inc	982	36,923
Darling Ingredients Inc (2)	3,927	288,949
Freshpet Inc (2)	88	13,975
Hershey Co/The	2,844	449,807
Kroger Co/The	2,338	84,145
Nu Skin Enterprises Inc	41	2,168
Performance Food Group Co (2)	363	20,912
PriceSmart Inc	45	4,354
Rite Aid Corp (2)	142	2,905
SpartanNash Co	131	2,572
Spectrum Brands Holdings Inc	233	19,805
Tyson Foods Inc	87	6,464
United Natural Foods Inc (2)	83	2,734
Walgreens Boots Alliance Inc	909	49,904
Walmart Inc	906	123,062

		1,617,542

Energy - 0.8%
Amplify Energy Corp	837	2,327
Antero Resources Corp (2)	333	3,397
Apache Corp	1,148	20,549
Ardmore Shipping Corp	241	1,094
Aspen Aerogels Inc (2)	282	5,736
Baker Hughes Co	2,269	49,033
Cactus Inc	279	8,543
Chaparral Energy, Inc. A Warrants (2)(8)	1	0
Chaparral Energy, Inc. B Warrants (2)(8)	1	0
Cimarex Energy Co	278	16,510
Clean Energy Fuels Corp (2)	351	4,823
CNX Resources Corp (2)	293	4,307
ConocoPhillips	2,538	134,438
CONSOL Energy Inc (2)	477	4,636
Contango Oil & Gas Co (2)	778	3,034
Continental Resources Inc/OK	73	1,889
Delek US Holdings Inc	190	4,138
Devon Energy Corp	2,065	45,120
DHT Holdings Inc	613	3,635
Diamondback Energy Inc	345	25,354
Dorian LPG Ltd (2)	525	6,893
Earthstone Energy Inc (2)	456	3,260
Energy Fuels Inc/Canada (2)	613	3,482
EOG Resources Inc	1,072	77,752
EQT Corp (2)	1,064	19,769
Exterran Corp (2)	80	269
Extraction Oil & Gas Inc (2)	1	36
Extraction Oil & Gas Inc A Warrants (2)(8)	6	0
Extraction Oil & Gas Inc B Warrants (2)(8)	3	0
Exxon Mobil Corp	7,698	429,779
Frank's International NV (2)	753	2,673
Golar LNG Ltd	70	716
Goodrich Petroleum Corp (2)	104	984
Gulfport Energy Corp (2)	53	3
Hallador Energy Co	121	226
Hess Corp	470	33,257
International Seaways Inc	104	2,016
KLX Energy Services Holdings Inc (2)	23	369
Laredo Petroleum Inc (2)	206	6,192
Nabors Industries Ltd	8	748
NextDecade Corp (2)	324	865
Nine Energy Service Inc (2)	255	587

NOV Inc	50	686
Oasis Petroleum Inc Warrants (2)(8)	3	0
Oceaneering International Inc (2)	247	2,821
Par Pacific Holdings Inc (2)	513	7,244
PDC Energy Inc (2)	265	9,116
Peabody Energy Corp (2)	248	759
Phillips 66	669	54,550
Pioneer Natural Resources Co	308	48,917
Profire Energy Inc (2)	11	12
Range Resources Corp (2)	72	744
Renewable Energy Group Inc (2)	279	18,425
Schlumberger NV	2,891	78,606
Scorpio Tankers Inc	58	1,071
SilverBow Resources Inc (2)	73	568
SM Energy Co	211	3,454
Southwestern Energy Co (2)	2,013	9,360
Targa Resources Corp	2,123	67,405
Teekay Corp (2)	502	1,606
Transocean Ltd (2)	513	1,821
Uranium Energy Corp (2)	8	23
Valero Energy Corp	739	52,912
W&T Offshore Inc (2)	124	445
Westmoreland Coal Co (2)(8)	773	0
Whiting Petroleum Corp (2)	54	1,914
Whiting Petroleum Corp A Warrants (2)	26	84
Whiting Petroleum Corp B Warrants (2)	13	39
World Fuel Services Corp	404	14,221

		1,305,242
Financials - 4.4%
Affiliated Managers Group Inc	238	35,469
Aflac Inc	2,781	142,332
AGNC Investment Corp	3,554	59,565
Allstate Corp/The	253	29,070
Ally Financial Inc	1,957	88,476
American Express Co	919	129,983
American Financial Group Inc/OH	125	14,263
Ameriprise Financial Inc	33	7,671
Ameris Bancorp	644	33,816
Annaly Capital Management Inc	477	4,102
Arbor Realty Trust Inc	1,378	21,910
Artisan Partners Asset Management Inc	421	21,964
Associated Banc-Corp	3,073	65,578
BancorpSouth Bank	3	97
Bank of America Corp	14,353	555,318
Bank of New York Mellon Corp/The	1,958	92,594
Bank of NT Butterfield & Son Ltd/The	492	18,804
Bank OZK	110	4,494
Berkshire Hathaway Inc - Class B (2)	5,058	1,292,167
BM Technologies Inc (2)	73	850
BOK Financial Corp	437	39,033
Cadence BanCorp	789	16,356
Capital One Financial Corp	1,179	150,004
Charles Schwab Corp/The	2,714	176,899
Chimera Investment Corp	38	483
Citigroup Inc	2,393	174,091
Citizens Financial Group Inc	1,421	62,737
Civista Bancshares Inc	231	5,299
CNO Financial Group Inc	1,485	36,071
Comerica Inc	287	20,589
Curo Group Holdings Corp	950	13,861
Customers Bancorp Inc (2)	223	7,096
East West Bancorp Inc	586	43,247
Elevate Credit Inc (2)	771	2,251
Ellington Residential Mortgage REIT	1,041	12,815
Enova International Inc (2)	16	568
Erie Indemnity Co	183	40,427
Esquire Financial Holdings Inc (2)	69	1,574
Evercore Inc	405	53,355
Fifth Third Bancorp	3,372	126,281
First Citizens BancShares Inc/NC	27	22,566
First Horizon Corp	1,781	30,117
FNB Corp/PA	289	3,670
Goosehead Insurance Inc	148	15,863

Hartford Financial Services Group Inc/The	230	15,362
Hilltop Holdings Inc	602	20,546
JPMorgan Chase & Co	5,585	850,205
KeyCorp	1,415	28,272
LendingClub Corp (2)	41	677
M&T Bank Corp	298	45,180
Medley Management Inc (2)	27	189
Mercury General Corp	16	973
Meta Financial Group Inc	127	5,754
MetLife Inc	891	54,164
Moelis & Co	324	17,781
Morgan Stanley	2,933	227,777
Mr Cooper Group Inc (2)	941	32,709
NewStar Financial Contingent Value Rights (2)(8)	31	0
Northrim BanCorp Inc	388	16,494
OneMain Holdings Inc	260	13,967
Oppenheimer Holdings Inc	252	10,093
PennyMac Financial Services Inc	855	57,174
PennyMac Mortgage Investment Trust	604	11,838
People's United Financial Inc	1,224	21,910
Pinnacle Financial Partners Inc	161	14,274
PNC Financial Services Group Inc/The	417	73,146
Popular Inc (2)	1,079	75,875
Progressive Corp/The	6,277	600,144
Prudential Financial Inc	58	5,284
Pzena Investment Management Inc	929	9,782
QCR Holdings Inc	72	3,400
RBB Bancorp	83	1,682
Ready Capital Corp	750	10,065
Regions Financial Corp	4,795	99,065
Selective Insurance Group Inc	83	6,021
Siebert Financial Corp (2)	101	409
Signature Bank/New York NY	114	25,775
Silvercrest Asset Management Group Inc	99	1,424
Silvergate Capital Corp (2)	42	5,971
Simmons First National Corp	368	10,919
SLM Corp	1,450	26,057
South State Corp	84	6,595
Starwood Property Trust Inc	1,168	28,896
State Street Corp	346	29,067
Stewart Information Services Corp	1,873	97,452
StoneX Group Inc (2)	110	7,192
SVB Financial Group (2)	126	62,201
Synchrony Financial	12,896	524,351
Synovus Financial Corp	305	13,954
T Rowe Price Group Inc	501	85,972
TCF Financial Corp	215	9,989
Triumph Bancorp Inc (2)	104	8,049
Truist Financial Corp	3,018	176,010
Trupanion Inc (2)	61	4,649
United Community Banks Inc/GA	469	16,002
Unum Group	2,726	75,865
Valley National Bancorp	1,343	18,453
Virtu Financial Inc	1,503	46,668
Virtus Investment Partners Inc	145	34,148
Walker & Dunlop Inc	427	43,870
Webster Financial Corp	522	28,767
Wells Fargo & Co	4,757	185,856
Western Alliance Bancorp	300	28,332
Wintrust Financial Corp	257	19,481
Zions Bancorp NA	121	6,650

		7,632,603
Healthcare - 7.3%
Abbott Laboratories	2,091	250,585
AbbVie Inc	6,814	737,411
Abeona Therapeutics Inc (2)	291	547
AcelRx Pharmaceuticals Inc (2)	67	114
ADMA Biologics Inc (2)	80	141
Adverum Biotechnologies Inc (2)	192	1,893
AgeX Therapeutics Inc (2)	108	175
Agilent Technologies Inc	1,739	221,096
Alexion Pharmaceuticals Inc (2)	592	90,523
Align Technology Inc (2)	157	85,020
Alkermes PLC (2)	935	17,466
Allscripts Healthcare Solutions Inc (2)	34	511

Amedisys Inc (2)	7	1,854
Amgen Inc	2,164	538,425
Amneal Pharmaceuticals Inc (2)	69	464
Apellis Pharmaceuticals Inc (2)	270	11,586
Arcutis Biotherapeutics Inc (2)	88	2,546
Arrowhead Pharmaceuticals Inc (2)	252	16,710
Arvinas Inc (2)	168	11,105
Asensus Surgical Inc (2)	359	1,167
Assertio Holdings Inc (2)	874	597
Axogen Inc (2)	231	4,680
Beam Therapeutics Inc (2)	91	7,284
Beyondspring Inc (2)	116	1,284
BioDelivery Sciences International Inc (2)	1,905	7,449
Biogen Inc (2)	141	39,445
Bio-Rad Laboratories Inc (2)	8	4,569
Bio-Techne Corp	100	38,193
Blueprint Medicines Corp (2)	128	12,445
Bridgebio Pharma Inc (2)	179	11,026
Bristol-Myers Squibb Co	6,446	406,936
Calyxt Inc (2)	107	644
Cardinal Health Inc	3,949	239,902
CareDx Inc (2)	258	17,567
CASI Pharmaceuticals Inc (2)	102	245
Catalent Inc (2)	993	104,573
Catalyst Pharmaceuticals Inc (2)	1,537	7,086
cbdMD Inc (2)	26	108
Celcuity Inc (2)	82	1,176
Centene Corp (2)	751	47,996
Centogene NV (2)	95	1,152
Cerecor Inc (2)	595	1,797
Cerner Corp	3,451	248,058
Charles River Laboratories International Inc (2)	158	45,793
Chemed Corp	114	52,419
ChemoCentryx Inc (2)	122	6,251
Chimerix Inc (2)	203	1,957
Community Health Systems Inc (2)	2	27
Computer Programs and Systems Inc	83	2,540
Conformis Inc (2)	569	563
CorMedix Inc (2)	62	619
CVS Health Corp	4,664	350,873
CytomX Therapeutics Inc (2)	301	2,327
Danaher Corp	2,007	451,736
Deciphera Pharmaceuticals Inc (2)	123	5,515
Denali Therapeutics Inc (2)	145	8,280
DENTSPLY SIRONA Inc	828	52,835
Dicerna Pharmaceuticals Inc (2)	173	4,424
Editas Medicine Inc (2)	108	4,536
Edwards Lifesciences Corp (2)	1,281	107,143
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	162	0
ElectroCore Inc (2)	30	62
Eli Lilly and Co	1,837	343,188
Eloxx Pharmaceuticals Inc (2)	374	1,242
Emergent BioSolutions Inc (2)	158	14,680
Endo International PLC (2)	958	7,099
Enochian Biosciences Inc (2)	37	131
Evelo Biosciences Inc (2)	173	1,851
Exact Sciences Corp (2)	261	34,395
Exelixis Inc (2)	1,142	25,798
Fate Therapeutics Inc (2)	178	14,676
Frequency Therapeutics Inc (2)	206	1,957
Fulgent Genetics Inc (2)	25	2,416
Genprex Inc (2)	631	2,720
Geron Corp (2)	314	496
Gilead Sciences Inc	4,062	262,527
Globus Medical Inc (2)	215	13,259
Guardant Health Inc (2)	4	611
HCA Healthcare Inc	599	112,816
Hill-Rom Holdings Inc	765	84,517
Horizon Therapeutics Plc (2)	1,699	156,376
IDEXX Laboratories Inc (2)	255	124,774
IGM Biosciences Inc (2)	8	614
Illumina Inc (2)	216	82,957
ImmunityBio Inc (2)	12	285
Incyte Corp (2)	118	9,590
Inogen Inc (2)	29	1,523
Insmed Inc (2)	136	4,632
Intellia Therapeutics Inc (2)	114	9,149
Iovance Biotherapeutics Inc (2)	865	27,386
Jazz Pharmaceuticals PLC (2)	90	14,793
Johnson & Johnson	7,519	1,235,748
Jounce Therapeutics Inc (2)	209	2,146

Kodiak Sciences Inc (2)	82	9,298
La Jolla Pharmaceutical Co (2)	70	297
Ligand Pharmaceuticals Inc (2)	9	1,372
Mallinckrodt PLC (2)	30	11
MannKind Corp (2)	1,085	4,253
McKesson Corp	571	111,368
Medtronic PLC	5,903	697,321
Merck & Co Inc	9,640	743,148
Mettler-Toledo International Inc (2)	10	11,557
Mirati Therapeutics Inc (2)	34	5,824
Moderna Inc (2)	820	107,379
Molina Healthcare Inc (2)	34	7,948
Myriad Genetics Inc (2)	78	2,375
Natera Inc (2)	187	18,988
Natus Medical Inc (2)	248	6,351
Neurocrine Biosciences Inc (2)	283	27,522
NextGen Healthcare Inc (2)	540	9,774
Novavax Inc (2)	110	19,944
Novocure Ltd (2)	76	10,046
Oncocyte Corp (2)	240	1,246
Organogenesis Holdings Inc (2)	92	1,676
Owens & Minor Inc	219	8,232
Pacific Biosciences of California Inc (2)	384	12,791
Palatin Technologies Inc (2)	1,854	1,279
PerkinElmer Inc	351	45,030
Perrigo Co PLC	1,684	68,151
Pfizer Inc	13,035	472,258
PolarityTE Inc (2)	252	280
Precigen Inc (2)	183	1,261
Quest Diagnostics Inc	324	41,582
Quidel Corp (2)	149	19,062
R1 RCM Inc (2)	251	6,195
Regeneron Pharmaceuticals Inc (2)	1,194	564,929
ResMed Inc	51	9,895
Rocket Pharmaceuticals Inc (2)	41	1,819
Royalty Pharma PLC	1,196	52,170
Scholar Rock Holding Corp (2)	17	861
Seagen Inc (2)	332	46,102
Senseonics Holdings Inc (2)	145	383
Seres Therapeutics Inc (2)	99	2,038
Solid Biosciences Inc (2)	309	1,709
Sorrento Therapeutics Inc (2)	388	3,209
Spectrum Pharmaceuticals Inc (2)	583	1,901
SpringWorks Therapeutics Inc (2)	105	7,725
STAAR Surgical Co (2)	62	6,535
STERIS PLC	590	112,383
Stoke Therapeutics Inc (2)	111	4,311
Stryker Corp	1,114	271,348
Supernus Pharmaceuticals Inc (2)	155	4,058
Sutro Biopharma Inc (2)	92	2,094
Syros Pharmaceuticals Inc (2)	41	307
Tenet Healthcare Corp (2)	134	6,968
TG Therapeutics Inc (2)	147	7,085
Thermo Fisher Scientific Inc	656	299,385
Translate Bio Inc (2)	199	3,282
TransMedics Group Inc (2)	2	83
Turning Point Therapeutics Inc (2)	132	12,486
Twist Bioscience Corp (2)	134	16,597
Tyme Technologies Inc (2)	244	434
Ultragenyx Pharmaceutical Inc (2)	128	14,574
United Therapeutics Corp (2)	458	76,610
UnitedHealth Group Inc	1,765	656,704
Universal Health Services Inc	185	24,677
Vanda Pharmaceuticals Inc (2)	81	1,217
Veeva Systems Inc (2)	195	50,942
Veracyte Inc (2)	398	21,393
Vertex Pharmaceuticals Inc (2)	971	208,658
Viatris Inc (2)	3,418	47,749
WaVe Life Sciences Ltd (2)	130	729
West Pharmaceutical Services Inc	347	97,778
Xencor Inc (2)	364	15,674
Zimmer Biomet Holdings Inc	1,256	201,060
ZIOPHARM Oncology Inc (2)	379	1,364
Zoetis Inc	2,740	431,495

		12,650,343

Industrials - 2.9%
3M Co	1,612	310,600
ABM Industries Inc	464	23,669
Acacia Research Corp (2)	1,159	7,707
AGCO Corp	429	61,626
Allegiant Travel Co (2)	302	73,706
Altra Industrial Motion Corp	58	3,209
Ameresco Inc - Class A (2)	442	21,494
ArcBest Corp	222	15,622
Array Technologies Inc (2)	168	5,010
ASGN Inc (2)	37	3,531
Atkore Inc (2)	171	12,295
Atlas Air Worldwide Holdings Inc (2)	83	5,017
Axon Enterprise Inc (2)	186	26,490
AZZ Inc	102	5,136
BGSF Inc	187	2,618
Blue Bird Corp (2)	45	1,126
Boise Cascade Co	919	54,984
Builders FirstSource Inc (2)	249	11,546
CAI International Inc	128	5,827
Caterpillar Inc	888	205,901
Chart Industries Inc (2)	93	13,239
Comfort Systems USA Inc	33	2,467
CoreLogic Inc/United States	246	19,496
Covenant Logistics Group Inc (2)	118	2,430
CSX Corp	1,269	122,357
Cummins Inc	2,067	535,580
Deere & Co	980	366,657
Eaton Corp PLC	1,747	241,575
EMCOR Group Inc	957	107,337
Emerson Electric Co	1,379	124,413
Encore Wire Corp	157	10,539
EnerSys	221	20,067
ExOne Co/The (2)	41	1,286
FedEx Corp	517	146,849
FuelCell Energy Inc (2)	628	9,049
Generac Holdings Inc (2)	122	39,949
General Electric Co	9,370	123,028
GrafTech International Ltd	1,091	13,343
Harsco Corp (2)	74	1,269
Herman Miller Inc	160	6,584
Hertz Global Holdings Inc (2)	508	874
HNI Corp	250	9,890
Huntington Ingalls Industries Inc	98	20,173
Hyster-Yale Materials Handling Inc	113	9,845
Kansas City Southern	470	124,042
Kelly Services Inc - Class A	167	3,719
Korn Ferry	51	3,181
L B Foster Co - Class A (2)	57	1,020
Landstar System Inc	186	30,701
Lawson Products Inc/DE (2)	21	1,089
Lockheed Martin Corp	567	209,507
ManpowerGroup Inc	1,775	175,548
Matson Inc	240	16,008
Maxar Technologies Inc	270	10,211
McGrath RentCorp	21	1,694
Meritor Inc (2)	351	10,326
Mesa Air Group Inc (2)	784	10,545
Miller Industries Inc/TN	443	20,462
Moog Inc	530	44,070
MSC Industrial Direct Co Inc	635	57,271
Mueller Industries Inc	488	20,179
MYR Group Inc (2)	132	9,460
National Presto Industries Inc	60	6,124
Old Dominion Freight Line Inc	263	63,228
Oshkosh Corp	318	37,734
PAE Inc (2)	408	3,680
Parker-Hannifin Corp	182	57,408
Pitney Bowes Inc	506	4,169
Plug Power Inc (2)	781	27,991
Primoris Services Corp	1,261	41,777
Quad/Graphics Inc	698	2,464
Quanta Services Inc	4,890	430,222
Regal Beloit Corp	704	100,447
Resideo Technologies Inc (2)	288	8,136
Rexnord Corp	228	10,737
RR Donnelley & Sons Co	127	516
Rush Enterprises Inc	574	28,602
Ryder System Inc	636	48,113
Safe Bulkers Inc (2)	1,284	3,146

Saia Inc (2)	73	16,832
Shyft Group Inc/The	196	7,291
SkyWest Inc	188	10,242
Steelcase Inc - Class A	429	6,173
Sterling Construction Co Inc (2)	18	418
Team Inc (2)	133	1,533
Terex Corp	23	1,060
Tetra Tech Inc	164	22,258
Textainer Group Holdings Ltd (2)	430	12,320
Timken Co/The	549	44,562
Triton International Ltd	964	53,010
Union Pacific Corp	290	63,919
United Parcel Service Inc - Class B	1,358	230,846
United Rentals Inc (2)	113	37,212
Valmont Industries Inc	62	14,736
Vectrus Inc (2)	159	8,497
WESCO International, Inc. Series A Variable Preferred (10)	252	7,757

		4,967,603
Information Technology - 10.5%
3D Systems Corp (2)	341	9,357
Accenture PLC	279	77,074
ACI Worldwide Inc (2)	1,239	47,144
Adobe Inc (2)	1,494	710,203
Allegro MicroSystems Inc (2)	2,118	53,691
Alliance Data Systems Corp	18	2,018
Amkor Technology Inc	890	21,102
Amphenol Corp	12	792
Appian Corp (2)	27	3,590
Apple Inc	21,041	2,570,158
Applied Materials Inc	5,091	680,158
Arrow Electronics Inc (2)	1,165	129,105
AstroNova Inc	279	3,739
Autodesk Inc (2)	230	63,745
Avnet Inc	2,163	89,786
Bill.com Holdings Inc (2)	89	12,950
Broadcom Inc	641	297,206
Cadence Design Systems Inc (2)	1,232	168,772
Calix Inc (2)	86	2,981
Cambium Networks Corp (2)	15	701
CDW Corp/DE	1,621	268,681
Cerence Inc (2)	174	15,587
ChannelAdvisor Corp (2)	221	5,205
Cirrus Logic Inc (2)	66	5,596
Cisco Systems Inc/Delaware	5,052	261,239
Citrix Systems Inc	1,164	163,379
Cloudera Inc (2)	723	8,799
Cloudflare Inc (2)	324	22,764
Cognex Corp	345	28,632
Cognizant Technology Solutions Corp	1,215	94,916
CommScope Holding Co Inc (2)	644	9,892
CommVault Systems Inc (2)	2,988	192,726
Concentrix Corp (2)	227	33,986
Conduent Inc (2)	1,534	10,216
Corning Inc	253	11,008
Crowdstrike Holdings Inc (2)	357	65,156
Dell Technologies Inc - Class C (2)	311	27,415
Diebold Nixdorf Inc (2)	52	735
Digi International Inc (2)	1,265	24,022
Digital Turbine Inc (2)	623	50,064
Diodes Inc (2)	55	4,391
DocuSign Inc (2)	785	158,923
DXC Technology Co	603	18,850
Dynatrace Inc (2)	263	12,687
Enphase Energy Inc (2)	134	21,729
Euronet Worldwide Inc (2)	286	39,554
Fortinet Inc (2)	318	58,646
Hewlett Packard Enterprise Co	3,774	59,403
HP Inc	6,806	216,091
HubSpot Inc (2)	47	21,348
II-VI Inc (2)	359	24,545
Intel Corp	9,068	580,352

Intuit Inc	1,637	627,069
Itron Inc (2)	135	11,968
Kimball Electronics Inc (2)	410	10,578
KLA Corp	1,861	614,874
Lam Research Corp	414	246,429
Manhattan Associates Inc (2)	70	8,217
Mastercard Inc	1,806	643,026
McAfee Corp (2)	981	22,308
Microchip Technology Inc	87	13,504
Micron Technology Inc (2)	2,641	232,963
Microsoft Corp	14,862	3,504,014
MicroStrategy Inc (2)	27	18,328
MKS Instruments Inc	56	10,384
MoneyGram International Inc (2)	317	2,083
MongoDB Inc (2)	8	2,139
Monolithic Power Systems Inc	44	15,541
NortonLifeLock Inc	2,526	53,703
NVIDIA Corp	505	269,635
OneSpan Inc (2)	98	2,401
Oracle Corp	6,364	446,562
PagerDuty Inc (2)	188	7,563
PayPal Holdings Inc (2)	2,084	506,079
Photronics Inc (2)	1,036	13,323
Plantronics Inc	182	7,082
Power Integrations Inc	402	32,755
Priority Technology Holdings Inc (2)	198	1,374
Progress Software Corp	1,359	59,878
QUALCOMM Inc	4,742	628,742
RingCentral Inc - Class A (2)	89	26,511
salesforce.com Inc (2)	1,401	296,830
Sanmina Corp (2)	521	21,559
Semtech Corp (2)	24	1,656
Skyworks Solutions Inc	616	113,024
Smartsheet Inc (2)	155	9,908
Sonim Technologies Inc (2)	372	305
SPS Commerce Inc (2)	326	32,375
SS&C Technologies Holdings Inc	5,836	407,761
StoneCo Ltd (2)	684	41,874
Stratasys Ltd (2)	303	7,848
Sykes Enterprises Inc (2)	586	25,831
Teradata Corp (2)	243	9,365
Teradyne Inc	1,630	198,338
TESSCO Technologies Inc	90	652
Texas Instruments Inc	2,373	448,473
Trade Desk Inc/The (2)	91	59,301
Trimble Inc (2)	910	70,789
TTEC Holdings Inc	239	24,008
Twilio Inc - Class A (2)	298	101,546
Ultra Clean Holdings Inc (2)	220	12,769
Veritone Inc (2)	98	2,350
VirnetX Holding Corp	2,304	12,833
Visa Inc	1,552	328,605
Vishay Intertechnology Inc	793	19,095
Vontier Corp (2)	198	5,993
Workday Inc (2)	80	19,874
Xerox Holdings Corp	505	12,256
Xperi Holding Corp	963	20,965
Zebra Technologies Corp - Class A (2)	229	111,106
Zoom Video Communications Inc - Class A (2)	322	103,455
Zscaler Inc (2)	274	47,038

		18,067,624
Materials - 1.0%
AdvanSix Inc (2)	494	13,249
Amyris Inc (2)	160	3,056
Avery Dennison Corp	846	155,368
Avient Corp	160	7,563
Berry Global Group Inc (2)	460	28,244
Caledonia Mining Corp PLC	374	5,344
Celanese Corp	206	30,861
Coeur Mining Inc (2)	223	2,014
Commercial Metals Co	172	5,304
Corteva Inc	937	43,683
Dow Inc	1,285	82,163
Eastman Chemical Co	1,227	135,117

Element Solutions Inc	230	4,207
Flotek Industries Inc (2)	606	1,018
Freeport-McMoRan Inc	2,720	89,570
FutureFuel Corp	10	145
Hawkins Inc	55	1,844
Huntsman Corp	3,230	93,121
Koppers Holdings Inc (2)	251	8,725
Kronos Worldwide Inc	187	2,861
Louisiana-Pacific Corp	833	46,198
LyondellBasell Industries NV	426	44,325
Mosaic Co/The	600	18,966
Myers Industries Inc	577	11,402
Newmont Corp	5,173	311,777
Olin Corp	415	15,758
Packaging Corp of America	47	6,321
Rayonier Advanced Materials Inc (2)	199	1,805
Reliance Steel & Aluminum Co	1,482	225,694
Ryerson Holding Corp (2)	106	1,806
Scotts Miracle-Gro Co/The	942	230,762
Southern Copper Corp	211	14,321
Steel Dynamics Inc	522	26,497
Stepan Co	58	7,372
SunCoke Energy Inc	1,059	7,424
Trinseo SA	121	7,704
Tronox Holdings PLC	578	10,577
Westlake Chemical Corp	186	16,515
Westrock Co	181	9,421

		1,728,102
Real Estate Investment Trust - 1.3%
Altisource Portfolio Solutions SA (2)	347	3,189
American Homes 4 Rent	1,541	51,377
American Tower Corp	776	185,511
Ashford Hospitality Trust Inc	491	1,448
CareTrust REIT Inc	316	7,358
CatchMark Timber Trust Inc	780	7,940
CBL & Associates Properties Inc (2)	1,741	235
Columbia Property Trust Inc	249	4,258
Community Healthcare Trust Inc	120	5,534
CorEnergy Infrastructure Trust Inc	545	3,853
Corporate Office Properties Trust	1,500	39,495
CubeSmart	2,913	110,199
CyrusOne Inc	150	10,158
DiamondRock Hospitality Co (2)	294	3,028
EastGroup Properties Inc	946	135,543
Equinix Inc	181	123,006
Essential Properties Realty Trust Inc	74	1,689
Essex Property Trust Inc	214	58,174
Extra Space Storage Inc	1,502	199,090
Gaming and Leisure Properties Inc	443	18,796
Getty Realty Corp	739	20,928
Gladstone Commercial Corp	207	4,049
Healthcare Realty Trust Inc	3,078	93,325
Healthcare Trust of America Inc - Class A	2,697	74,383
Host Hotels & Resorts Inc	562	9,470
Iron Mountain Inc	1,074	39,749
Lamar Advertising Co	2,218	208,315
Life Storage Inc	304	26,129
LTC Properties Inc	1,454	60,661
National Health Investors Inc	291	21,033
National Storage Affiliates Trust	5,752	229,677
Newmark Group Inc	1,113	11,136
Omega Healthcare Investors Inc	1,636	59,927
Park Hotels & Resorts Inc	480	10,358
Piedmont Office Realty Trust Inc	917	15,928
PotlatchDeltic Corp	404	21,380
PS Business Parks Inc	373	57,658
Public Storage	686	169,277
RAIT Financial Trust (2)(3)(8)	751	0
Retail Opportunity Investments Corp	23	365
Sabra Health Care REIT Inc	502	8,715
SBA Communications Corp	208	57,730
Spirit MTA REIT Liquidating Trust (2)(8)	1,024	0
Stratus Properties Inc (2)	12	366
Tanger Factory Outlet Centers Inc (3)	369	5,583
Trinity Place Holdings Inc (2)	645	1,348
Welltower Inc	31	2,221

		2,179,592

Utilities - 1.1%
Atlantic Power Corp (2)		810	2,341
DTE Energy Co		4,138	550,933
Duke Energy Corp		2,070	199,817
MDU Resources Group Inc		2,810	88,824
NextEra Energy Inc		3,572	270,079
NRG Energy Inc		2,898	109,342
PPL Corp		3,845	110,890
Public Service Enterprise Group Inc		7,073	425,865
UGI Corp		1,525	62,540
Vistra Corp		2,853	50,427

			1,871,058

Total Common Stocks	(Cost	$50,645,334)	68,315,618

Registered Investment Companies - 49.4%

Baird Core Plus Bond Fund - Class I		454,632	5,319,196
Dodge & Cox Income Fund		337,678	4,768,010
DoubleLine Total Return Bond Fund - Class I		288,233	3,014,912
Guggenheim Total Return Bond Fund - Class I		74,868	2,126,241
iShares 0-5 Year High Yield Corporate Bond ETF (9)		188,721	8,645,309
iShares JP Morgan USD Emerging Markets Bond ETF (9)		13,915	1,515,065
Lord Abbett High Yield Fund - Class I		686,313	5,140,482
Payden Emerging Markets Bond Fund - Class I		87,617	1,146,903
PGIM Total Return Bond Fund - Class R6		307,710	4,412,559
Pioneer Bond Fund - Class Y		366,095	3,613,359
Segall Bryant & Hamill Plus Bond Fund - Class I		359,813	3,864,397
SPDR Bloomberg Barclays High Yield Bond ETF (3)(9)		63,448	6,903,142
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (9)		503,185	13,752,046
TCW Emerging Markets Income Fund - Class I		143,309	1,145,040
Vanguard Intermediate-Term Corporate Bond ETF (9)		32,319	3,006,637
Vanguard Short-Term Bond ETF (9)		103,960	8,544,472
Xtrackers USD High Yield Corporate Bond ETF (9)		172,558	8,626,175

Total Registered Investment Companies	(Cost	$82,938,123)	85,543,945

Money Market Registered Investment Companies - 14.2%

Meeder Institutional Prime Money Market Fund, 0.06% (5)		15,747,019	15,750,168
Morgan Stanley Government Institutional Fund, 0.03% (4)		8,855,726	8,855,726

Total Money Market Registered Investment Companies	(Cost	$24,597,569)	24,605,894

Bank Obligations - 0.1%

Metro City Bank Deposit Account, 0.10%, 4/1/2021 (6)		248,282	248,282

Total Bank Obligations	(Cost	$248,282)	248,282

Total Investments - 103.3%	(Cost	$158,429,308)	178,713,739

Liabilities less Other Assets - (3.3%)			(5,659,854)

Total Net Assets - 100.0%			173,053,885

Trustee Deferred Compensation (7)

Meeder Balanced Fund - Retail Class		374	4,970
Meeder Dynamic Allocation Fund - Retail Class		876	12,352
Meeder Muirfield Fund - Retail Class		1,322	11,528
Meeder Conservative Allocation Fund - Retail Class		120	2,873

Total Trustee Deferred Compensation	(Cost	$27,033)	31,723

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	109	6/18/2021	11,946,400	(96,909)
Mini MSCI Emerging Markets Index Futures	52	6/18/2021	3,438,500	(26,771)
Russell 2000 Mini Index Futures	3	6/18/2021	333,375	(18,988)
Standard & Poors 500 Mini Futures	10	6/18/2021	1,983,700	18,330
E-mini Standard & Poors MidCap 400 Futures	2	6/18/2021	521,060	(7,039)

Total Futures Contracts	176		18,223,035	(131,377)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$178,465,457	$(131,377)
Level 2 - Other Significant Observable Inputs	248,282	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$178,713,739	$(131,377)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2021.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed a Level 3 security.

(9)	Exchange-traded fund.

(10)	Preferred stock.

(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.